OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Schedule of Assumptions for Other Provisions

Provisions for financial commitments and guarantees £m		Regulatory and legal provisions £m	Other £m	Total £m
At 1 January 2022	200	1,156	736	2,092
Exchange and other adjustments	1	17	27	45
Provisions applied	–	(625)	(413)	(1,038)
Charge for the year	122	255	333	710
At 31 December 2022	323	803	683	1,809